Note 16 - Income Tax	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2014	2013	2012

Income tax expense using combined statutory rate of 26.5% (2013 - 26.5%, 2012 - 26.5%)	$32,117	$18,233	$16,463
Permanent differences	4,507	4,125	3,286
Tax effect of flow through entities	(1,005)	(2,156)	(3,663)
Impairment and other charges	669	-	676
Impact of changes in foreign exchange rates	(1,172)	(518)	1,546
Adjustments to tax liabilities for prior periods	274	925	721
Effects of changes in enacted tax rates	12	250	(14)
Changes in liability for unrecognized tax benefits	(5,015)	181	352
Stock-based compensation	1,779	2,201	(47)
Foreign, state and provincial tax rate differential	(1,312)	(3,726)	(714)
Impact of expired losses	696	-	-
Tax on preferred shares	-	880	-
Other taxes	1,735	1,906	94
Change in valuation allowances	(1,486)	(97)	2,033
Provision for income taxes as reported	$31,799	$22,204	$20,733

Earnings before income tax by jurisdiction comprise the following:

	2014	2013	2012

Canada	$18,078	$1,977	$22,438
United States	7,974	3,154	8,713
Australia	42,224	33,061	25,800
Foreign	52,922	30,613	5,175
Total	$121,198	$68,805	$62,126

Income tax expense (recovery) comprises the following:

	2014	2013	2012

Current
Canada	$144	$11,137	$5,771
United States	4,123	2,588	17,865
Australia	13,393	11,088	8,526
Foreign	14,677	11,860	4,729
	32,337	36,673	36,891

Deferred
Canada	4,086	(7,627)	364
United States	(2,403)	(2,435)	(14,500)
Australia	(384)	(1,079)	(743)
Foreign	(1,837)	(3,328)	(1,279)
	(538)	(14,469)	(16,158)
Total	$31,799	$22,204	$20,733

The significant components of deferred income tax are as follows:

	2014	2013

Deferred income tax assets
Loss carry-forwards	$79,932	$91,957
Expenses not currently deductible	33,240	23,467
Stock-based compensation	4,797	3,956
Basis differences of partnerships and other entities	17,442	14,173
Allowance for doubtful accounts	4,405	4,580
Inventory and other reserves	4,006	2,554
	143,822	140,687
Less: valuation allowance	(14,560)	(14,120)
	129,262	126,567
Deferred income tax liabilities
Depreciation and amortization	36,205	31,165
Prepaid and other expenses deducted for tax purposes	1,804	1,427
	38,009	32,592
Net deferred income tax asset	$91,253	$93,975

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the 20 year loss carry-forward limitation. Although realization is not assured, the Company believes it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2014	2013	2014	2013	2014	2013

Canada	$57,929	$72,526	$264	$2,438	$57,665	$70,088
United States	145,269	164,414	4,099	4,099	141,170	160,315
Australia	-	304	-	-	-	304
Foreign	45,508	46,901	32,937	41,412	12,571	5,489

The Company has gross capital loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2014	2013	2014	2013	2014	2013

Canada	$4,655	$939	$4,655	$939	$-	$-
United States	-	4,197	-	4,197	-	-
Australia	7,434	8,123	7,434	8,123	-	-

These amounts above are available to reduce future federal and provincial income taxes in their respective jurisdictions.  Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 14 to 20 years.  Net operating loss carry-forward balances attributable to Australia are carried forward indefinitely subject to certain continuity of ownership conditions.

Cumulative unremitted earnings of US and foreign subsidiaries approximated $271,890 as at December 31, 2014 (2013 - $186,121).  Income tax is not provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

Balance, December 31, 2012	$7,914
Increases based on tax positions related to 2013	384
Increases for tax positions of prior periods	562
Reduction for lapses in applicable statutes of limitations	(840)

Balance, December 31, 2013	8,020
Increases based on tax positions related to 2014	65
Increases for tax positions of prior periods	1,595
Reduction for settlements with taxing authorities	(3,713)
Reduction for lapses in applicable statutes of limitations	(1,634)

Balance, December 31, 2014	$4,333

Of the $4,333 (2013 - $8,020) in gross unrecognized tax benefits, $4,333, (2013 - $8,226) would affect the Company’s effective tax rate if recognized.  For the year ended December 31, 2014, a recovery of $26 in interest and penalties related to provisions for income tax was recorded in income tax expense (2013 - recovery of $29; 2012 - recovery of $38).  As at December 31, 2014, the Company had accrued $125 (2013 - $151) for potential income tax related interest and penalties.

Within the next twelve months, the Company believes it is reasonably possible that $313 of unrecognized tax benefits associated with uncertain tax positions may be reduced due to lapses in statutes of limitations.

The Company’s significant tax jurisdictions include the United States, Canada and Australia.  The number of years with open tax audits varies depending on the tax jurisdictions.  Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.  Tax returns in Australia are generally open for four years.

The Canada Revenue Agency commenced an examination of the Company’s Canadian income tax return for the years 2010 and 2011 that was completed by the end of 2014.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above.  Actual settlements may differ from the amounts accrued.  The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.